GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

9— GOODWILL AND INTANGIBLE ASSETS

As discussed in Note 1-13, ASC 350 requires that goodwill not be amortized but instead be tested at least annually for impairment, or more frequently when events or change in circumstances indicate that the asset might be impaired, by comparing the carrying value to the fair value of the reporting unit to which they are assigned. The Company considers its ASC 280 operating segments — High Intensity Focused Ultrasound (HIFU), Lithotripsy (ESWL) and Distribution services (DIST) — to be its reporting units for purposes of testing for impairment. Goodwill amounts to €496 thousand for the ESWL division, 1,271 thousand for the DIST division and to €645 thousand for the HIFU division, at December 31, 2022.

The Company completed the required annual impairment test in the fourth quarter of 2022. To determine the fair value of the Company’s reporting units, the Company used the discounted cash flow approach for each of the three reportable units. In all three cases, the fair value of the reporting unit was in excess of the reporting unit’s book value, which resulted in no goodwill impairment.

Intangible assets consist of the following:

	December 31,
	2022	2021
Licenses	1,585	1,448
Trade name and trademark	370	400
Patents	412	412
Organization costs	225	225
Total gross value	2,592	2,484
Accumulated amortization for licenses	(863)	(723)
Accumulated amortization for trade name and trademark	(368)	(397)
Accumulated amortization for patents	(412)	(412)
Accumulated amortization for organization costs	(225)	(225)
Less: Total accumulated amortization	(1,868)	(1,756)
Total	725	728

Amortization expenses related to intangible assets amounted to €141 thousand, €125 thousand and €113 thousand, for the years ended December 31, 2022, 2021 and 2020, respectively.

For the five coming years, the annual estimated amortization expense will consist of the following:

December 31,
2022
2023	143
2024	135
2025	125
2026	122
2027	107
2028 and thereafter	76
Total	706